UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05723

Name of Fund:   BlackRock Emerging Markets Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 12.5%
Banco National SA, Preference Shares (a)	42,567,626	$188
BB Seguridade Participacoes SA	528,219	7,706,468
BRF SA	381,275	9,327,058
Itau Unibanco Holding SA, Preference Shares — ADR	2,230,388	34,347,975
Kroton Educacional SA	594,651	15,836,392
Petroleo Brasileiro SA — ADR	1,224,062	19,511,548
Suzano Papel e Celulose SA, Preference ‘A’ Shares	1,560,931	6,054,520
Vale SA	1,010,123	14,492,343

		107,276,492
China — 12.5%
Anhui Conch Cement Co., Ltd., Class H (b)	3,325,000	12,439,853
Baidu, Inc. — ADR (a)	91,264	19,717,587
Bank of China Ltd., Class H	48,300,200	23,082,118
Haitong Securities Co. Ltd., Class H	4,561,200	7,560,431
Huadian Fuxin Energy Corp., Ltd.	15,886,000	8,084,124
Jiangxi Copper Co. Ltd., Class H	1,337,000	2,549,053
PetroChina Co. Ltd., Class H	5,842,000	7,571,640
Tencent Holdings, Ltd.	514,310	8,352,263
Tianhe Chemicals Group, Ltd. (a)(c)	24,506,000	7,715,388
ZTE Corp., Class H	4,914,975	10,268,679

		107,341,136
Greece — 2.4%
OPAP SA	643,610	10,488,588
Piraeus Bank SA (a)	4,777,255	10,036,990

		20,525,578
Hong Kong — 7.6%
AIA Group Ltd.	2,759,000	14,781,059
ASM Pacific Technology Ltd.	525,500	5,583,825
China Merchants Holdings International Co., Ltd.	3,004,467	10,126,102
Haier Electronics Group Co., Ltd.	3,289,000	9,392,083
Melco Crown Entertainment Ltd. — ADR	312,009	10,358,699
Sands China Ltd.	2,038,400	14,965,303

		65,207,071
India — 7.8%
Axis Bank, Ltd.	1,162,780	7,524,520
Bank of Baroda	498,353	7,098,621
Dr. Reddy’s Laboratories Ltd. — ADR	144,643	6,472,774
ICICI Bank Ltd. — ADR	160,130	8,009,703
ITC Ltd.	1,371,135	8,028,243
Larsen & Toubro Ltd.	381,011	9,380,622
Sun Pharmaceutical Industries Ltd.	822,691	10,695,943
Tata Motors Ltd. — ADR	112,742	4,433,015
Common Stocks	Shares	Value
India (concluded)
Tata Steel Ltd.	585,620	$5,317,983

		66,961,424
Indonesia — 2.3%
Astra International Tbk PT	10,721,395	7,079,815
Bank Central Asia Tbk PT	12,600,024	12,609,412

		19,689,227
Ireland — 1.6%
Dragon Oil PLC	1,431,923	13,580,140
Mexico — 6.0%
Cemex SAB de CV (a)	13,322,136	16,708,095
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,426,888	9,583,464
Grupo Financiero Banorte SAB de CV, Series O	1,311,474	8,716,044
Grupo Televisa SAB — ADR	298,887	10,637,388
Kimberly-Clark de Mexico SAB de CV, Class A	2,125,947	5,404,923

		51,049,914
Netherlands — 0.6%
Yandex NV (a)	167,427	5,069,690
Panama — 1.0%
Copa Holdings SA, Class A	54,665	8,301,973
Peru — 1.7%
Credicorp Ltd.	99,854	14,770,404
Philippines — 2.2%
BDO Unibank, Inc.	5,165,310	10,712,499
Philippine Long Distance Telephone Co.	119,420	8,409,145

		19,121,644
Poland — 1.5%
Powszechna Kasa Oszczednosci Bank Polski SA	1,161,244	13,205,878
Russia — 3.9%
Lukoil OAO, ADR	138,151	7,708,826
Magnit OJSC — GDR	142,289	8,343,631
Mail.ru Group Ltd. — GDR (a)	212,273	6,332,540
MMC Norilsk Nickel OJSC, ADR	173,840	3,399,648
NovaTek OAO — GDR	77,034	7,971,613

		33,756,258
South Africa — 2.7%
Mr. Price Group Ltd.	353,269	6,672,001
Sanlam Ltd.	1,340,324	7,602,452

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Africa (concluded)
Sasol Ltd.	153,797	$8,871,521

		23,145,974
South Korea — 12.8%
Hyundai Motor Co.	103,738	24,557,795
Naturalendo Tech Co., Ltd. (a)	115,805	8,978,841
NCSoft Corp.	24,815	3,716,178
POSCO	42,225	13,721,233
Samsung Electronics Co., Ltd.	13,754	17,800,616
SK Hynix, Inc. (a)	262,642	11,427,437
SK Telecom Co., Ltd.	64,694	16,607,060
Wonik IPS Co., Ltd. (a)	1,169,399	12,902,930

		109,712,090
Taiwan — 10.7%
Cathay Financial Holding Co., Ltd.	11,143,650	18,542,967
Delta Electronics, Inc.	1,341,000	9,112,687
Hon Hai Precision Industry Co., Ltd.	4,690,699	16,073,558
MediaTek, Inc.	772,000	11,947,574
Pixart Imaging, Inc.	1,944,000	5,514,025
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	1,523,094	30,461,880

		91,652,691
Thailand — 1.9%
Kasikornbank PCL — NVDR	1,508,400	9,761,446
Siam Commercial Bank PCL — NVDR	1,216,600	6,696,622

		16,458,068
Turkey — 0.9%
Turkiye Garanti Bankasi AS	1,971,516	8,119,143
United States — 2.5%
Cognizant Technology Solutions Corp., Class A (a)	113,645	5,574,287
First Cash Financial Services, Inc. (a)	147,804	8,337,624
Samsonite International SA	2,299,500	7,125,982

		21,037,893
Total Common Stocks — 95.1%		815,982,688

Participation Notes	Par (000)		Value
South Korea — 2.9%
Deutsche Bank AG London Ltd. (Hyundai Motor Co.), due 8/23/21) (a)	USD	7	$1,575,681
UBS AG (Shinhan Financial Group Co., Ltd. due 2/22/16) (a)		463	23,062,490
Total Participation Notes — 2.9%			24,638,171
Total Long-Term Investments (Cost — $709,578,965) — 98.0%			840,620,859

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)		17,803,810	17,803,810

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)(f)	USD	10,979	10,979,090
Total Short-Term Securities (Cost — $28,782,900) — 4.6%			28,782,900
Total Investments (Cost — $738,361,865*) — 102.6%			869,403,759
Liabilities in Excess of Other Assets — (2.6)%			(11,145,622)

Net Assets — 100.0%			$858,258,137

* As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$744,324,118

Gross unrealized appreciation			$143,038,512
Gross unrealized depreciation			(17,958,871)

Net unrealized appreciation			$125,079,641

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,203,141	5,600,669	17,803,810	$4,958
BlackRock Liquidity Series, LLC, Money Market Series	$2,485,950	$8,493,140	$10,979,090	$561,435

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
USD	U.S. Dollar

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Brazil	$107,276,304	—	$188	$107,276,492
China	27,432,975	$79,908,161	—	107,341,136
Greece	—	20,525,578	—	20,525,578
Hong Kong	15,942,524	49,264,547	—	65,207,071
India	26,440,012	40,521,412	—	66,961,424
Indonesia	—	19,689,227	—	19,689,227
Ireland	—	13,580,140	—	13,580,140
Mexico	51,049,914	—	—	51,049,914
Netherlands	5,069,690	—	—	5,069,690
Panama	8,301,973	—	—	8,301,973
Peru	14,770,404	—	—	14,770,404
Philippines	—	19,121,644	—	19,121,644
Poland	—	13,205,878	—	13,205,878
Russia	7,708,826	26,047,432	—	33,756,258
South Africa	—	23,145,974	—	23,145,974
South Korea	—	109,712,090	—	109,712,090
Taiwan	30,461,880	61,190,811	—	91,652,691
Thailand	—	16,458,068	—	16,458,068
Turkey	—	8,119,143	—	8,119,143
United States	13,911,911	7,125,982	—	21,037,893
Participation Notes	—	24,638,171	—	24,638,171
Short-Term Securities	17,803,810	10,979,090	—	28,782,900

Total	$326,170,223	$543,233,348	$188	$869,403,759

The fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,795,564	—	—	$2,795,564
Liabilities:
Collateral on securities loaned at value	—	$(10,979,090)	—	(10,979,090)

Total	$2,795,564	$(10,979,090)	—	$(8,183,526)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2014.

4	BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Participation Notes	Rights	Total
Assets:
Opening Balance, as of October 31, 2013	—	$14,452,014	$68,725	$14,520,739
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(10,989,356)	—	(10,989,356)
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	(472,754)	—	(472,754)
Net change in unrealized appreciation/depreciation[1,2]	$188	41,237	(68,725)	(27,300)
Purchases	—	1,854,775	—	1,854,775
Sales	—	(4,885,916)	—	(4,885,916)

Closing Balance, as of July 31, 2014	$188	—	—	$188

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014[2]	$188	—	—	$188

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK EMERGING MARKETS FUND, INC.	JULY 31, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Emerging Markets Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Emerging Markets Fund, Inc.

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Emerging Markets Fund, Inc.

Date: September 25, 2014